SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
Schedule of warrants outstanding

	Exercise		December 31						December 31
Expiry date	price		2024		Issued		Exercised		2025
December 18, 2026	C$	3.00		25,540,000		—		(16,012,500)		9,527,500
February 23, 2026	C$	7.94		315,000		—		(133,875)		181,125
Shares issuable upon exercise				25,855,000		—		(16,146,375)		9,708,625

Weighted average exercise price			C$	3.06	C$	—	C$	3.04	C$	3.09

Schedule of warrant liabilities classified as financial liability

	Exercise		December 31						December 31
Expiry date	price		2024		Issued		Exercised		2025
February 28, 2030 (notes 12 and 13(d))	C$	11.50		—		23,392,397		—		23,392,397
Shares issuable upon exercise				—		23,392,397		—		23,392,397

Weighted average exercise price			C$	—	C$	11.50	C$	—	C$	11.50